VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—18.0%
U.S. Treasury Bonds
2.375%, 2/15/42	$ 720	$ 524
3.875%, 5/15/43	1,440	1,286
3.000%, 8/15/48	3,115	2,304
1.250%, 5/15/50	5,910	2,839
1.375%, 8/15/50	9,840	4,852
1.875%, 2/15/51	1,335	750
1.875%, 11/15/51	940	523
2.250%, 2/15/52	950	580
2.875%, 5/15/52	985	693
4.000%, 11/15/52	2,800	2,449
3.625%, 2/15/53	1,420	1,159
3.625%, 5/15/53	7,550	6,158
4.125%, 8/15/53	6,110	5,458
4.750%, 11/15/53	1,590	1,576
4.250%, 2/15/54	9,175	8,369
4.625%, 5/15/54	5,930	5,760
4.250%, 8/15/54	4,155	3,794
4.500%, 11/15/54	3,155	3,007
4.625%, 2/15/55	8,635	8,406
4.750%, 5/15/55	1,340	1,332
U.S. Treasury Notes
4.250%, 6/30/29	1,765	1,798
4.000%, 7/31/29	2,185	2,205
4.250%, 1/31/30	2,290	2,335
1.500%, 2/15/30	1,265	1,145
4.000%, 2/28/30	2,405	2,428
3.375%, 5/15/33	2,435	2,321
4.500%, 11/15/33	870	894
4.375%, 5/15/34	4,705	4,778
3.875%, 8/15/34	4,260	4,159
4.625%, 2/15/35	5,055	5,215
4.250%, 5/15/35	5,230	5,238
Total U.S. Government Securities (Identified Cost $100,981)		94,335

Foreign Government Securities—2.5%
Abu Dhabi Government International Bond 144A 3.125%, 9/30/49(1)	220	149
Costa Rica Government
144A 6.550%, 4/3/34(1)	110	114
144A 7.300%, 11/13/54(1)	65	67
Dominican Republic
144A 5.500%, 2/22/29(1)	95	95
144A 4.875%, 9/23/32(1)	715	660
Federative Republic of Brazil
6.000%, 10/20/33	815	808
6.625%, 3/15/35	74	75
7.125%, 5/13/54	105	100
Hungary Government International Bond
144A 6.250%, 9/22/32(1)	595	618
144A 5.500%, 3/26/36(1)	215	207
Republic of Angola 144A 8.000%, 11/26/29(1)	360	326
Republic of Colombia
7.375%, 4/25/30(2)	155	160
	Par Value	Value

Foreign Government Securities—continued
8.000%, 11/14/35	$ 226	$ 227
7.750%, 11/7/36	235	230
Republic of El Salvador 144A 8.625%, 2/28/29(1)	175	183
Republic of Guatemala 144A 6.600%, 6/13/36(1)	225	229
Republic of Indonesia 5.100%, 2/10/54	513	477
Republic of Ivory Coast
144A 7.625%, 1/30/33(1)	260	257
144A 8.250%, 1/30/37(1)	472	453
Republic of Kenya 144A 9.500%, 3/5/36(1)	222	208
Republic of Nigeria 144A 10.375%, 12/9/34(1)	390	410
Republic of Panama 8.000%, 3/1/38	268	287
Republic of Peru 5.375%, 2/8/35	450	449
Republic of Philippines 4.750%, 3/5/35	584	573
Republic of Poland 4.875%, 10/4/33	470	466
Republic of Serbia 144A 6.500%, 9/26/33(1)	284	299
Republic of South Africa
5.875%, 6/22/30	559	557
5.650%, 9/27/47	60	45
Republic of Turkiye
7.250%, 5/29/32	310	311
7.625%, 5/15/34	558	572
6.625%, 2/17/45	135	114
Republica Orient Uruguay
5.100%, 6/18/50	491	453
4.975%, 4/20/55	346	307
Romania Government International Bond 144A 5.875%, 1/30/29(1)	422	424
Saudi International Bond
144A 4.875%, 7/18/33(1)	552	552
144A 5.625%, 1/13/35(1)	200	208
144A 4.500%, 10/26/46(1)	185	152
State of Qatar 144A 3.750%, 4/16/30(1)	385	376
UAE International Government Bond 144A 4.050%, 7/7/32(1)	303	297
United Mexican States
6.000%, 5/7/36	345	340
6.625%, 1/29/38	309	312
Uzbekistan International Bond 144A 6.900%, 2/28/32(1)	65	67
Total Foreign Government Securities (Identified Cost $13,189)		13,214

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Mortgage-Backed Securities—29.7%
Agency—11.7%
Federal Home Loan Mortgage Corporation
Pool #SB8269 6.000%, 10/1/38	$ 345	$ 355
Pool #SD2026 5.000%, 11/1/52	1,419	1,397
Pool #SD3238 5.500%, 12/1/52	127	127
Pool #SD5594 5.500%, 7/1/53	2,900	2,904
Pool #SD5856 3.500%, 1/1/54	4,884	4,399
Pool #SD6881 2.500%, 2/1/52	5,463	4,534
Pool #SD8289 5.500%, 1/1/53	2,647	2,655
Pool #SD8309 6.000%, 3/1/53	2,425	2,467
Pool #SD8317 6.000%, 4/1/53	339	345
Pool #SD8343 6.000%, 7/1/53	1,168	1,189
Pool #SD8350 6.000%, 8/1/53	679	691
Pool #SD8418 4.500%, 4/1/54	5,372	5,140
Federal National Mortgage Association
Pool #323702 6.000%, 5/1/29	3	3
Pool #535371 6.500%, 5/1/30	—(3)	—(3)
Pool #590108 7.000%, 7/1/31	1	1
Pool #880117 5.500%, 4/1/36	13	13
Pool #909092 6.000%, 9/1/37	6	6
Pool #909220 6.000%, 8/1/38	50	52
Pool #938574 5.500%, 9/1/36	29	29
Pool #986067 6.000%, 8/1/38	1	1
Pool #CB6857 4.500%, 8/1/53	2,391	2,291
Pool #FA0685 6.000%, 1/1/55	6,251	6,357
Pool #FS4438 5.000%, 11/1/52	124	123
Pool #FS4991 3.000%, 3/1/52	1,404	1,216
Pool #FS6679 6.000%, 12/1/53	1,973	2,007
Pool #FS7751 4.000%, 3/1/53	5,312	4,942
Pool #FS8360 3.500%, 9/1/52	2,337	2,108
Pool #FS8791 6.000%, 8/1/54	4,004	4,081
Pool #MA4785 5.000%, 10/1/52	289	285
	Par Value	Value

Agency—continued
Pool #MA4805 4.500%, 11/1/52	$ 450	$ 432
Pool #MA4839 4.000%, 12/1/52	5,354	4,988
Pool #MA4980 6.000%, 4/1/53	1,836	1,872
Pool #MA5072 5.500%, 7/1/53	1,618	1,620
Pool #MA5385 4.000%, 6/1/54	3,200	2,977
Government National Mortgage Association Pool #443000 6.500%, 9/15/28	4	4
		61,611

Non-Agency—18.0%
A&D Mortgage Trust
2023-NQM3, A1 144A 6.733%, 7/25/68(1)(4)	1,034	1,043
2025-NQM2, A1 144A 5.790%, 6/25/70(1)(4)	690	694
Ajax Mortgage Loan Trust
2019-D, A1 144A 2.956%, 9/25/65(1)(4)	664	637
2022-B, A1 144A 3.500%, 3/27/62(1)(4)	674	650
ALA Trust 2025-OANA, A (1 month Term SOFR + 1.743%, Cap N/A, Floor 1.743%) 144A 6.043%, 6/15/40(1)(4)	1,345	1,352
AMSR Trust
2020-SFR2, D 144A 3.282%, 7/17/37(1)	250	249
2021-SFR2, C 144A 1.877%, 8/17/38(1)	460	442
Angel Oak Mortgage Trust
2021-8, A1 144A 1.820%, 11/25/66(1)(4)	809	719
2022-5, A1 144A 4.500%, 5/25/67(1)(4)	1,477	1,459
2023-1, A1 144A 4.750%, 9/26/67(1)(4)	2,072	2,056
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(1)(4)	45	44
2019-2, A1 144A 3.347%, 4/25/49(1)(4)	19	18
2020-1, A3 144A 3.328%, 3/25/55(1)	850	763
2022-1, A1B 144A 3.269%, 12/25/56(1)(4)	270	250
BBCMS Mortgage Trust 2018-TALL, A (1 month Term SOFR + 0.919%, Cap N/A, Floor 0.872%) 144A 5.231%, 3/15/37(1)(4)	1,185	1,120
BBCMS Trust 2018-CBM, A (1 month Term SOFR + 1.297%, Cap N/A, Floor 1.250%) 144A 5.609%, 7/15/37(1)(4)	1,324	1,292
Benchmark Mortgage Trust 2023-B38, A2 5.626%, 4/15/56	235	241

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
BX Commercial Mortgage Trust
2022-LP2, D (1 month Term SOFR + 1.961%, Cap N/A, Floor 1.961%) 144A 6.273%, 2/15/39(1)(4)	$ 227	$ 227
2024-XL5, A (1 month Term SOFR + 1.392%, Cap N/A, Floor 1.392%) 144A 5.703%, 3/15/41(1)(4)	1,119	1,120
BX Trust
2019-OC11, A 144A 3.202%, 12/9/41(1)	875	816
2019-OC11, D 144A 4.075%, 12/9/41(1)(4)	1,825	1,706
2022-CLS, A 144A 5.760%, 10/13/27(1)	1,230	1,245
2025-ROIC, C (1 month Term SOFR + 1.543%, Cap N/A, Floor 1.543%) 144A 5.855%, 3/15/30(1)(4)	875	867
CENT Trust 2023-CITY, A (1 month Term SOFR + 2.620%, Cap N/A, Floor 2.620%) 144A 6.932%, 9/15/38(1)(4)	850	851
Chase Home Lending Mortgage Trust 2024-RPL4, A1A 144A 3.375%, 12/25/64(1)(4)	1,037	927
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(1)(4)	62	57
2016-SH2, M2 144A 3.750%, 12/25/45(1)(4)	130	120
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(1)(4)	494	470
Citigroup Mortgage Loan Trust, Inc. 2019-RP1, A1 144A 3.500%, 1/25/66(1)(4)	215	210
COLT Mortgage Loan Trust
2023-4, A1 144A 7.163%, 10/25/68(1)(4)	1,111	1,128
2024-5, A1 144A 5.123%, 8/25/69(1)(4)	809	806
COMM Mortgage Trust
2015-CR24, AM 4.028%, 8/10/48(4)	1,019	1,017
2024-WCL1, B (1 month Term SOFR + 2.590%, Cap N/A, Floor 2.590%) 144A 6.902%, 6/15/41(1)(4)	1,160	1,155
COOPR Residential Mortgage Trust 2025-CES2, A1A 144A 5.502%, 6/25/60(1)(4)	720	724
CoreVest American Finance Trust
2019-3, C 144A 3.265%, 10/15/52(1)	220	207
2020-3, A 144A 1.358%, 8/15/53(1)	58	57
2022-1, A 144A 4.744%, 6/17/55(1)(4)	544	545
Credit Suisse Mortgage Capital Trust
2020-NQM1, A1 144A 2.208%, 5/25/65(1)(4)	216	205
2020-RPL4, A1 144A 2.000%, 1/25/60(1)(4)	891	803
Deephaven Residential Mortgage Trust 2022-1, A1 144A 2.205%, 1/25/67(1)(4)	336	308
	Par Value	Value

Non-Agency—continued
EFMT 2025-NQM2, A1 144A 5.596%, 6/25/70(1)(4)	$ 1,000	$ 1,003
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(1)(4)	20	19
2022-1, A1 144A 2.206%, 1/25/67(1)(4)	1,162	1,007
ELM Trust 2024-ELM, A10 144A 5.994%, 6/10/39(1)(4)	897	907
Fashion Show Mall LLC 2024-SHOW, A 144A 5.274%, 10/10/41(1)(4)	2,010	2,030
FirstKey Homes Trust 2021-SFR1, D 144A 2.189%, 8/17/38(1)	225	217
Flagstar Mortgage Trust 2017-1, 1A3 144A 3.500%, 3/25/47(1)(4)	34	32
Fontainebleau Miami Beach Mortgage Trust 2024-FBLU, A (1 month Term SOFR + 1.450%, Cap N/A, Floor 1.450%) 144A 5.762%, 12/15/39(1)(4)	660	660
Galton Funding Mortgage Trust 2018-1, A23 144A 3.500%, 11/25/57(1)(4)	283	258
GCAT Trust 2020-NQM1, A1 144A 3.247%, 1/25/60(1)(4)	590	579
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(1)(4)	1,244	1,249
Houston Galleria Mall Trust 2025-HGLR, A 144A 5.644%, 2/5/45(1)(4)	880	903
Imperial Fund Mortgage Trust 2022-NQM3, A1 144A 4.380%, 5/25/67(1)(4)	738	735
JP Morgan Seasoned Mortgage Trust Series 2024-1, A4 144A 4.446%, 1/25/63(1)(4)	732	712
JPMorgan Chase Commercial Mortgage Securities Trust 2024-OMNI, A 144A 5.990%, 10/5/39(1)(4)	1,115	1,138
JPMorgan Chase Mortgage Trust
2017-3, 2A2 144A 2.500%, 8/25/47(1)(4)	371	326
2017-5, A1 144A 4.921%, 10/26/48(1)(4)	6	6
2024-NQM1, A3 144A 5.947%, 2/25/64(1)(4)	525	527
2025-CES1, A1 144A 5.666%, 5/25/55(1)(4)	756	760
2025-NQM2, A1 144A 5.567%, 9/25/65(1)(4)	983	986
LHOME Mortgage Trust
2024-RTL1, A1 144A 7.017%, 1/25/29(1)(4)	535	540
2024-RTL4, A1 144A 5.921%, 7/25/39(1)(4)	450	452
MetLife Securitization Trust
2017-1A, M1 144A 3.420%, 4/25/55(1)(4)	305	274
2018-1A, A 144A 3.750%, 3/25/57(1)(4)	808	784
MFA Trust
2022-INV2, A1 144A 4.950%, 7/25/57(1)(4)	1,357	1,351
2022-NQM2, A1 144A 4.000%, 5/25/67(1)(4)	1,531	1,497

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2024-NQM2, A1 144A 5.272%, 8/25/69(1)(4)	$ 2,130	$ 2,122
2020-NQM3, A1 144A 1.014%, 1/26/65(1)(4)	125	117
Mill City Mortgage Loan Trust
2017-3, B1 144A 3.250%, 1/25/61(1)(4)	566	496
2019-1, M2 144A 3.500%, 10/25/69(1)(4)	155	142
2019-GS2, A1 144A 2.750%, 8/25/59(1)(4)	1,313	1,269
2021-NMR1, A1 144A 1.125%, 11/25/60(1)(4)	59	56
MIRA Trust 2023-MILE, A 144A 6.755%, 6/10/38(1)	800	833
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22, AS 3.561%, 4/15/48	960	934
MSSG Trust 2017-237P, A 144A 3.397%, 9/13/39(1)	1,147	1,079
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(1)(4)	39	38
2015-2A, A1 144A 3.750%, 8/25/55(1)(4)	27	26
2017-2A, A3 144A 4.000%, 3/25/57(1)(4)	626	605
2018-2A, A1 144A 4.500%, 2/25/58(1)(4)	71	70
2021-NQ2R, A1 144A 0.941%, 10/25/58(1)(4)	581	553
2022-NQM2, A1 144A 3.079%, 3/27/62(1)(4)	1,437	1,353
2024-NQM3, A1 144A 5.466%, 11/25/64(1)(4)	377	378
2018-1A, A1A 144A 4.000%, 12/25/57(1)(4)	327	319
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(1)(4)	125	109
NY Commercial Mortgage Trust 2025-299P, A 144A 5.853%, 2/10/47(1)(4)	800	831
NYMT Loan Trust 2024-CP1, A1 144A 3.750%, 2/25/68(1)(4)	1,110	1,026
OBX Trust
2022-NQM1, A1 144A 2.305%, 11/25/61(1)(4)	1,859	1,663
2023-NQM10, A1 144A 6.465%, 10/25/63(1)(4)	454	457
2023-NQM5, A1A 144A 6.567%, 6/25/63(1)(4)	739	744
2023-NQM9, A1 144A 7.159%, 10/25/63(1)(4)	678	689
2024-HYB1, A1 144A 3.646%, 3/25/53(1)(4)	587	578
2024-HYB2, A1 144A 3.677%, 4/25/53(1)(4)	704	703
2024-NQM3, A1 144A 6.129%, 12/25/63(1)(4)	1,034	1,042
2024-NQM9, A1 144A 6.030%, 1/25/64(1)(4)	413	416
2025-NQM6, A1 144A 5.603%, 3/25/65(1)(4)	951	955
	Par Value	Value

Non-Agency—continued
PMT Loan Trust
2024-INV1, A2 144A 6.000%, 10/25/59(1)(4)	$ 764	$ 770
2024-INV2, A1 144A 6.000%, 12/25/59(1)(4)	424	427
PRET Trust
2024-RPL1, A1 144A 3.900%, 10/25/63(1)(4)	410	395
2025-NPL1, A1 144A 6.063%, 2/25/55(1)(4)	1,026	1,030
PRPM LLC 2024-RPL1, A1 144A 4.200%, 12/25/64(1)(4)	918	898
RCKT Mortgage Trust
2020-1, A1 144A 3.000%, 2/25/50(1)(4)	97	84
2023-CES1, A1A 144A 6.515%, 6/25/43(1)(4)	442	444
2023-CES2, A1A 144A 6.808%, 9/25/43(1)(4)	722	730
RFR Trust 2025-SGRM, A 144A 5.562%, 3/11/41(1)(4)	1,140	1,162
RIDE 2025-SHRE, B 144A 6.020%, 2/14/47(1)(4)	900	913
ROCK Trust
2024-CNTR, A 144A 5.388%, 11/13/41(1)	830	849
2024-CNTR, C 144A 6.471%, 11/13/41(1)	900	932
Sequoia Mortgage Trust 2013-8, B1 3.481%, 6/25/43(4)	16	16
Starwood Mortgage Residential Trust 2021-5, A2 144A 2.178%, 9/25/66(1)(4)	1,367	1,167
THPT Mortgage Trust 2023-THL, A 144A 7.227%, 12/10/34(1)(4)	486	494
Towd Point Mortgage Trust
2015-6, B2 144A 3.798%, 4/25/55(1)(4)	635	595
2016-4, B1 144A 3.989%, 7/25/56(1)(4)	310	300
2017-1, M1 144A 3.750%, 10/25/56(1)(4)	340	333
2017-4, A2 144A 3.000%, 6/25/57(1)(4)	1,570	1,480
2018-2, A2 144A 3.500%, 3/25/58(1)(4)	670	652
2018-6, A1B 144A 3.750%, 3/25/58(1)(4)	1,000	966
2018-6, A2 144A 3.750%, 3/25/58(1)(4)	600	545
2019-1, A1 144A 3.750%, 3/25/58(1)(4)	89	86
2019-2, A2 144A 3.750%, 12/25/58(1)(4)	990	894
2019-4, A2 144A 3.250%, 10/25/59(1)(4)	240	219
2019-HY2, M1 (1 month Term SOFR + 1.714%, Cap N/A, Floor 1.600%) 144A 6.034%, 5/25/58(1)(4)	100	100
2020-MH1, A2 144A 2.500%, 2/25/60(1)(4)	405	386
2021-1, A2 144A 2.750%, 11/25/61(1)(4)	355	300

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2023-1, A1 144A 3.750%, 1/25/63(1)	$ 1,262	$ 1,219
2024-1, A1 144A 4.824%, 3/25/64(1)(4)	781	793
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(1)	190	187
2020-SFR2, D 144A 2.281%, 11/17/39(1)	310	291
Verus Securitization Trust
2022-4, A1 144A 4.474%, 4/25/67(1)(4)	1,183	1,184
2022-6, A1 144A 4.910%, 6/25/67(1)(4)	1,226	1,220
2022-6, A3 144A 4.910%, 6/25/67(1)(4)	692	684
2022-7, A1 144A 5.152%, 7/25/67(1)(4)	1,340	1,349
2023-8, A1 144A 6.259%, 12/25/68(1)(4)	1,154	1,164
Visio Trust
2020-1R, A2 144A 1.567%, 11/25/55(1)	32	31
2021-1R, A1 144A 1.280%, 5/25/56(1)	178	166
2022-1, A2 144A 5.850%, 8/25/57(1)(4)	362	361
WSTN Trust 2023-MAUI, C 144A 7.958%, 7/5/37(1)(4)	1,350	1,367
		94,338

Total Mortgage-Backed Securities (Identified Cost $156,472)		155,949

Asset-Backed Securities—10.7%
Automobiles—3.5%
American Credit Acceptance Receivables Trust
2022-1, D 144A 2.460%, 3/13/28(1)	88	88
2024-1, C 144A 5.630%, 1/14/30(1)	560	562
2024-4, C 144A 4.910%, 8/12/31(1)	1,050	1,052
2025-1, C 144A 5.090%, 8/12/31(1)	1,320	1,332
Arivo Acceptance Auto Loan Receivables Trust 2024-1A, B 144A 6.870%, 6/17/30(1)	704	721
Avis Budget Rental Car Funding LLC
(AESOP) 2020-2A, A 144A 2.020%, 2/20/27(1)	381	377
(AESOP) 2022-5A, A 144A 6.120%, 4/20/27(1)	475	479
(AESOP) 2023-3A, A 144A 5.440%, 2/22/28(1)	402	407
Bridgecrest Lending Auto Securitization Trust 2025-1, C 5.150%, 12/17/29	935	939
	Par Value	Value

Automobiles—continued
Carvana Auto Receivables Trust
2020-P1, C 1.320%, 11/9/26	$ 905	$ 895
2021-N3, D 1.580%, 6/12/28	37	36
Consumer Portfolio Services Auto Trust 2025-A, C 144A 5.250%, 4/15/31(1)	1,220	1,234
CPS Auto Receivables Trust
2023-D, C 144A 7.170%, 1/15/30(1)	429	437
2024-A, C 144A 5.740%, 4/15/30(1)	540	544
Credit Acceptance Auto Loan Trust 2024-1A, A 144A 5.680%, 3/15/34(1)	488	494
DT Auto Owner Trust 2023-3A, C 144A 6.400%, 5/15/29(1)	200	203
Exeter Automobile Receivables Trust
2023-2A, B 5.610%, 9/15/27	71	71
2023-5A, B 6.580%, 4/17/28	357	359
2024-5A, B 4.480%, 4/16/29	1,015	1,014
FHF Trust 2023-1A, A2 144A 6.570%, 6/15/28(1)	74	75
First Investors Auto Owner Trust 2022-1A, C 144A 3.130%, 5/15/28(1)	270	268
Foursight Capital Automobile Receivables Trust 2023-2, A2 144A 5.990%, 5/15/28(1)	100	101
GLS Auto Select Receivables Trust
2023-1A, B 144A 6.090%, 3/15/29(1)	385	394
2023-2A, A3 144A 6.380%, 2/15/29(1)	353	361
GM Financial Consumer Automobile Receivables Trust 2023-4, A2A 5.890%, 11/16/26	20	20
LAD Auto Receivables Trust
2021-1A, D 144A 3.990%, 11/15/29(1)	270	269
2022-1A, A 144A 5.210%, 6/15/27(1)	65	65
2023-2A, D 144A 6.300%, 2/15/31(1)	265	271
2023-4A, C 144A 6.760%, 3/15/29(1)	466	482
Lendbuzz Securitization Trust
2022-1A, A 144A 4.220%, 5/17/27(1)	47	46
2024-2A, A2 144A 5.990%, 5/15/29(1)	450	454
Prestige Auto Receivables Trust 2025-1A, C 144A 5.520%, 2/15/30(1)	1,179	1,184
SAFCO Auto Receivables Trust 2024-1A, B 144A 6.310%, 11/20/28(1)	545	548
Santander Drive Auto Receivables Trust 2023-1, B 4.980%, 2/15/28	207	207
SBNA Auto Receivables Trust 2024-A, C 144A 5.590%, 1/15/30(1)	452	460

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Automobiles—continued
Veridian Auto Receivables Trust 2023-1A, A4 144A 5.590%, 12/15/28(1)	$ 315	$ 319
Westlake Automobile Receivables Trust
2021-3A, D 144A 2.120%, 1/15/27(1)	141	140
2024-1A, B 144A 5.550%, 11/15/27(1)	700	703
2024-2A, B 144A 5.620%, 3/15/30(1)	870	879
		18,490

Consumer Loans—0.3%
Affirm Asset Securitization Trust 2023-B, A 144A 6.820%, 9/15/28(1)	510	512
Marlette Funding Trust 2023-2A, B 144A 6.540%, 6/15/33(1)	67	67
Oportun Issuance Trust 2021-C, A 144A 2.180%, 10/8/31(1)	155	152
Reach ABS Trust
2023-1A, B 144A 7.330%, 2/18/31(1)	164	164
2024-1A, B 144A 6.290%, 2/18/31(1)	675	682
		1,577

Credit Card—0.1%
Mercury Financial Credit Card Master Trust 2024-2A, A 144A 6.560%, 7/20/29(1)	720	727
Equipment—0.1%
Post Road Equipment Finance LLC 2024-1A, A2 144A 5.590%, 11/15/29(1)	468	470
Other—6.7%
Affirm Asset Securitization Trust
2024-B, A 144A 4.620%, 9/15/29(1)	410	410
2024-X2, A 144A 5.220%, 12/17/29(1)	295	296
ALLO Issuer LLC 2025-1A, A2 144A 5.528%, 4/20/55(1)	1,200	1,215
Amur Equipment Finance Receivables XV LLC 2025-1A, D 144A 5.680%, 8/20/32(1)	1,340	1,359
Applebee’s Funding LLC 2023-1A, A2 144A 7.824%, 3/5/53(1)	1,044	1,059
Aqua Finance Issuer Trust 2025-A, A 144A 5.250%, 12/19/50(1)	1,072	1,078
Aqua Finance Trust
2019-A, A 144A 3.140%, 7/16/40(1)	30	29
2019-A, C 144A 4.010%, 7/16/40(1)	128	125
2020-AA, B 144A 2.790%, 7/17/46(1)	215	205
2024-A, B 144A 5.060%, 4/18/50(1)	1,025	1,018
Auxilior Term Funding LLC 2023-1A, C 144A 6.500%, 11/15/30(1)	485	504
	Par Value	Value

Other—continued
BHG Securitization Trust 2024-1CON, A 144A 5.810%, 4/17/35(1)	$ 248	$ 254
Bojangles Issuer LLC 2024-1A, A2 144A 6.584%, 11/20/54(1)	1,050	1,070
BXG Receivables Note Trust 2023-A, A 144A 5.770%, 11/15/38(1)	200	204
CCG Receivables Trust
2024-1, B 144A 5.080%, 3/15/32(1)	860	873
2025-1, C 144A 4.890%, 10/14/32(1)	1,195	1,209
Commercial Equipment Finance LLC 2024-1A, A 144A 5.970%, 7/16/29(1)	439	443
Dext ABS LLC
2023-1, A2 144A 5.990%, 3/15/32(1)	64	64
2023-2, B 144A 6.410%, 5/15/34(1)	465	473
Diamond Resorts Owner Trust 2021-1A, A 144A 1.510%, 11/21/33(1)	34	34
Foundation Finance Trust
2021-1A, A 144A 1.270%, 5/15/41(1)	64	61
2023-2A, A 144A 6.530%, 6/15/49(1)	233	243
2024-2A, A 144A 4.600%, 3/15/50(1)	674	670
Hardee’s Funding LLC 2024-1A, A2 144A 7.253%, 3/20/54(1)	681	703
HINNT LLC 2025-A, B 144A 5.450%, 3/15/44(1)	1,093	1,101
Jersey Mike’s Funding LLC
2019-1A, A2 144A 4.433%, 2/15/50(1)	316	313
2024-1A, A2 144A 5.636%, 2/15/55(1)	1,097	1,114
Libra Solutions LLC 2024-1A, A 144A 5.880%, 9/30/38(1)	965	958
MAPS Trust 2021-1A, A 144A 2.521%, 6/15/46(1)	64	60
MetroNet Infrastructure Issuer LLC 2024-1A, A2 144A 6.230%, 4/20/54(1)	570	582
Momnt Technologies Trust 2023-1A, A 144A 6.920%, 3/20/45(1)	115	115
MVW LLC 2020-1A, A 144A 1.740%, 10/20/37(1)	97	94
Navient Private Education Refi Loan Trust 2021-EA, A 144A 0.970%, 12/16/69(1)	136	122
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(1)	355	344
NMEF Funding LLC
2022-A, B 144A 3.350%, 10/16/28(1)	19	19
2023-A, B 144A 6.830%, 6/17/30(1)	1,000	1,025
2024-A, A2 144A 5.150%, 12/15/31(1)	678	681
Octane Receivables Trust
2023-1A, C 144A 6.370%, 9/20/29(1)	285	290

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Other—continued
2023-3A, B 144A 6.480%, 7/20/29(1)	$ 532	$ 541
OWN Equipment Fund I LLC 2024-2M, A 144A 5.700%, 12/20/32(1)	1,000	1,015
PEAC Solutions Receivables LLC 2024-1A, B 144A 5.790%, 11/20/30(1)	740	757
PowerPay Issuance Trust 2024-1A, A 144A 6.530%, 2/18/39(1)	351	361
PRET LLC 2024-NPL4, A1 144A 6.996%, 7/25/54(1)(4)	542	543
Progress Residential Trust
2021-SFR6, D 144A 2.225%, 7/17/38(1)	205	200
2024-SFR5, A 144A 3.000%, 8/9/29(1)	1,000	940
RCKT Mortgage Trust
2023-CES3, A1A 144A 7.113%, 11/25/43(1)(4)	751	762
2024-CES1, A1A 144A 6.025%, 2/25/44(1)(4)	399	401
Reach ABS Trust 2024-2A, B 144A 5.840%, 7/15/31(1)	1,000	1,012
Retained Vantage Data Centers Issuer LLC 2024-1A, A2 144A 4.992%, 9/15/49(1)	1,250	1,238
Sierra Timeshare Receivables Funding LLC 2023-2A, B 144A 6.280%, 4/20/40(1)	122	126
Switch ABS Issuer LLC 2024-2A, A2 144A 5.436%, 6/25/54(1)	1,260	1,269
Taco Bell Funding LLC 2016-1A, A23 144A 4.970%, 5/25/46(1)	928	928
Towd Point Mortgage Trust 2024-CES1, A1A 144A 5.848%, 1/25/64(1)(4)	687	689
Trafigura Securitisation Finance plc 2024-1A, A2 144A 5.980%, 11/15/27(1)	1,205	1,225
Tricon Residential Trust 2024-SFR3, A 144A 4.500%, 8/17/41(1)	344	342
TSC SPV Funding LLC 2024-1A, A2 144A 6.291%, 8/20/54(1)	871	859
USQ Rail III LLC 2024-1A, A 144A 4.990%, 9/28/54(1)	963	968
VFI ABS LLC 2023-1A, A 144A 7.270%, 3/26/29(1)	81	81
Zaxby’s Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(1)	380	351
		35,025

Total Asset-Backed Securities (Identified Cost $55,859)		56,289

Corporate Bonds and Notes—31.6%
Communication Services—0.5%
CCO Holdings LLC
144A 6.375%, 9/1/29(1)	23	23
144A 4.750%, 3/1/30(1)	670	649
CSC Holdings LLC 144A 11.750%, 1/31/29(1)	305	290
DIRECTV Financing LLC 144A 5.875%, 8/15/27(1)	720	718
	Par Value	Value

Communication Services—continued
Sprint Capital Corp. 8.750%, 3/15/32	$ 425	$ 516
Univision Communications, Inc. 144A 6.625%, 6/1/27(1)	305	304
		2,500

Consumer Discretionary—1.9%
Aptiv Swiss Holdings Ltd. 6.875%, 12/15/54	815	823
Ashtead Capital, Inc.
144A 5.500%, 8/11/32(1)	305	309
144A 5.950%, 10/15/33(1)	475	492
144A 5.800%, 4/15/34(1)	530	542
Ashton Woods USA LLC 144A 4.625%, 4/1/30(1)	560	533
Clarios Global LP 144A 6.750%, 2/15/30(1)	30	31
Dick’s Sporting Goods, Inc. 4.100%, 1/15/52	1,085	775
DR Horton, Inc. 5.500%, 10/15/35	1,260	1,283
Ford Motor Co. 4.750%, 1/15/43	110	85
Ford Motor Credit Co. LLC
6.800%, 5/12/28	200	207
6.054%, 11/5/31	255	254
Meritage Homes Corp.
5.650%, 3/15/35	235	236
144A 3.875%, 4/15/29(1)	893	860
Newell Brands, Inc. 6.375%, 9/15/27	800	811
Nissan Motor Acceptance Co. LLC 144A 7.050%, 9/15/28(1)	295	301
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(1)	250	251
PetSmart, Inc. 144A 7.750%, 2/15/29(1)	800	777
Sodexo, Inc. 144A 5.800%, 8/15/35(1)	1,290	1,329
		9,899

Consumer Staples—1.6%
Anheuser-Busch Cos. LLC 4.900%, 2/1/46	240	220
Anheuser-Busch InBev Worldwide, Inc. 5.550%, 1/23/49	705	700
BAT Capital Corp.
7.750%, 10/19/32	398	460
4.390%, 8/15/37	245	219
4.758%, 9/6/49	245	202
Coty, Inc. 144A 6.625%, 7/15/30(1)	695	711
Kronos Acquisition Holdings, Inc. 144A 8.250%, 6/30/31(1)	630	572
Mars, Inc. 144A 5.700%, 5/1/55(1)	1,215	1,212
Philip Morris International, Inc. 4.900%, 11/1/34	1,040	1,035
Pilgrim’s Pride Corp. 6.250%, 7/1/33	1,122	1,186

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Consumer Staples—continued
Post Holdings, Inc.
144A 6.250%, 2/15/32(1)	$ 855	$ 879
144A 6.375%, 3/1/33(1)	375	378
Primo Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	530	534
		8,308

Energy—3.6%
BP Capital Markets plc 4.875% (5)	1,290	1,277
Buckeye Partners LP 144A 6.750%, 2/1/30(1)	285	296
Columbia Pipelines Operating Co. LLC 144A 6.036%, 11/15/33(1)	345	362
Diamondback Energy, Inc. 5.900%, 4/18/64	955	884
Enbridge, Inc. 8.500%, 1/15/84	759	845
Energy Transfer LP
Series G 7.125%(5)	215	219
Series H 6.500%(5)	230	231
EOG Resources, Inc.
5.350%, 1/15/36	190	193
5.650%, 12/1/54	995	971
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(1)	1,240	1,102
Florida Gas Transmission Co. LLC 144A 5.750%, 7/15/35(1)	540	553
Genesis Energy LP 8.875%, 4/15/30	515	547
Harbour Energy plc 144A 6.327%, 4/1/35(1)	970	964
HF Sinclair Corp. 6.250%, 1/15/35	1,070	1,086
KazMunayGas National Co. JSC 144A 5.750%, 4/19/47(1)	162	139
Kinder Morgan Energy Partners LP
6.950%, 1/15/38	400	443
7.500%, 11/15/40	215	246
Kinder Morgan, Inc. 5.850%, 6/1/35	490	508
Kraken Oil & Gas Partners LLC 144A 7.625%, 8/15/29(1)	585	575
Nabors Industries, Inc. 144A 7.375%, 5/15/27(1)	470	464
Occidental Petroleum Corp.
5.550%, 10/1/34	635	623
6.200%, 3/15/40	610	597
Pertamina Persero PT 144A 6.450%, 5/30/44(1)	630	646
Petroleos Mexicanos
6.500%, 3/13/27	605	601
6.840%, 1/23/30	132	127
7.690%, 1/23/50	162	127
QatarEnergy 144A 2.250%, 7/12/31(1)	315	275
Reliance Industries Ltd. 144A 2.875%, 1/12/32(1)	530	470
	Par Value	Value

Energy—continued
Saudi Arabian Oil Co. 144A 5.250%, 7/17/34(1)	$ 850	$ 856
South Bow Canadian Infrastructure Holdings Ltd. 144A 7.500%, 3/1/55(1)	610	629
Western Midstream Operating LP 5.250%, 2/1/50	940	790
Williams Cos., Inc. (The) 5.150%, 3/15/34	1,010	1,008
		18,654

Financials—13.8%
AerCap Ireland Capital DAC
3.300%, 1/30/32	470	426
6.950%, 3/10/55	322	335
6.500%, 1/31/56	485	486
Allianz SE
144A 6.350%, 9/6/53(1)	600	628
144A 5.600%, 9/3/54(1)	380	379
Allstate Corp. (The) Series B (3 month Term SOFR + 3.200%) 7.526%, 8/15/53(4)	545	545
Ally Financial, Inc.
5.737%, 5/15/29	105	107
5.543%, 1/17/31	1,045	1,060
American Express Co. 5.625%, 7/28/34	1,785	1,825
Apollo Debt Solutions BDC 6.900%, 4/13/29	810	846
Apollo Global Management, Inc. 6.000%, 12/15/54(2)	970	946
Ascent Resources Utica Holdings LLC 144A 6.625%, 7/15/33(1)	210	213
Ascot Group Ltd. 144A 4.250%, 12/15/30(1)	650	597
Australia & New Zealand Banking Group Ltd. 144A 5.816%, 6/18/36(1)	1,025	1,041
Avolon Holdings Funding Ltd. 144A 5.750%, 11/15/29(1)	1,060	1,085
Banco de Credito del Peru S.A.
144A 3.125%, 7/1/30(1)	463	463
144A 6.450%, 7/30/35(1)	148	151
Banco de Credito e Inversiones S.A. 144A 8.750% (1)(5)	235	248
Banco Mercantil del Norte S.A. 144A 6.625% (1)(5)	235	216
Bank of America Corp.
2.687%, 4/22/32	455	408
2.972%, 2/4/33	385	345
5.288%, 4/25/34	635	648
5.518%, 10/25/35	700	700
Bank of New York Mellon Corp. (The)
5.834%, 10/25/33	200	212
Series G 4.700%(5)	670	668
Barclays plc
7.437%, 11/2/33	945	1,073
5.335%, 9/10/35	260	258
BBVA Mexico S.A. Institucion De Banca Multiple Grupo Financiero BBVA Mexico 144A 5.125%, 1/18/33(1)	200	192

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Financials—continued
BlackRock Funding, Inc. 5.250%, 3/14/54	$ 1,005	$ 964
Blackstone Private Credit Fund
5.950%, 7/16/29	455	464
6.000%, 11/22/34	510	499
Block, Inc. 6.500%, 5/15/32	280	289
Blue Owl Credit Income Corp. 6.650%, 3/15/31	240	247
Blue Owl Finance LLC 3.125%, 6/10/31	1,575	1,398
BNSF Funding Trust I 6.613%, 12/15/55	525	527
BPCE S.A.
144A 7.003%, 10/19/34(1)	820	901
144A 6.915%, 1/14/46(1)	130	136
Capital One Financial Corp.
2.359%, 7/29/32	422	358
6.377%, 6/8/34	810	862
Capital Power U.S. Holdings, Inc. 144A 6.189%, 6/1/35(1)	1,110	1,145
Charles Schwab Corp. (The)
6.136%, 8/24/34	740	801
Series H 4.000%(5)	475	441
Charter Communications Operating LLC 4.800%, 3/1/50	1,365	1,092
Citigroup, Inc.
3.980%, 3/20/30	465	456
6.270%, 11/17/33	705	759
6.174%, 5/25/34	503	527
Series X 3.875%(5)	515	508
Citizens Financial Group, Inc. 5.718%, 7/23/32	290	300
Corebridge Financial, Inc. 6.375%, 9/15/54	1,035	1,032
CRH America Finance, Inc. 5.400%, 5/21/34	1,055	1,082
Deutsche Bank AG 5.403%, 9/11/35	1,300	1,293
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)	280	276
F&G Annuities & Life, Inc. 6.500%, 6/4/29	935	964
Fifth Third Bancorp 4.337%, 4/25/33	910	869
Flutter Treasury DAC 144A 5.875%, 6/4/31(1)	45	45
Ford Motor Credit Co. LLC 6.500%, 2/7/35	355	354
Foundry JV Holdco LLC 144A 5.875%, 1/25/34(1)	995	1,011
Gallagher (Arthur J.) & Co. 5.550%, 2/15/55	1,100	1,055
Global Atlantic Fin Co.
144A 7.950%, 6/15/33(1)	606	686
144A 7.950%, 10/15/54(1)	170	177
Goldman Sachs Group, Inc. (The)
5.330%, 7/23/35	1,215	1,226
6.450%, 5/1/36	145	155
	Par Value	Value

Financials—continued
HA Sustainable Infrastructure Capital, Inc. 6.375%, 7/1/34	$ 1,051	$ 1,051
Huntington Bancshares, Inc.
5.709%, 2/2/35	485	496
6.141%, 11/18/39	615	627
Icon Investments Six DAC 6.000%, 5/8/34	1,290	1,318
Imperial Brands Finance plc 144A 5.875%, 7/1/34(1)	870	892
JH North America Holdings, Inc. 144A 6.125%, 7/31/32(1)	1,275	1,296
JPMorgan Chase & Co.
2.956%, 5/13/31	545	504
5.717%, 9/14/33	435	453
5.350%, 6/1/34	455	468
6.254%, 10/23/34	610	663
1.953%, 2/4/32	685	594
KeyCorp
4.789%, 6/1/33	515	502
6.401%, 3/6/35	245	261
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	455	443
Merlin Entertainments Group U.S. Holdings, Inc. 144A 7.375%, 2/15/31(1)	580	518
MetLife, Inc. Series G 3.850% (5)	1,285	1,278
Morgan Stanley
5.250%, 4/21/34	375	381
5.424%, 7/21/34	935	958
5.948%, 1/19/38	378	389
MSCI, Inc. 144A 3.625%, 9/1/30(1)	816	765
National Rural Utilities Cooperative Finance Corp. (3 month Term SOFR + 3.172%) 7.451%, 4/30/43(4)	150	149
NatWest Group plc 6.475%, 6/1/34	1,005	1,052
NextEra Energy Capital Holdings, Inc. 6.500%, 8/15/55	835	854
Nippon Life Insurance Co.
144A 6.250%, 9/13/53(1)	815	839
144A 6.500%, 4/30/55(1)	380	393
Northern Trust Corp. 3.375%, 5/8/32	1,145	1,111
OneMain Finance Corp. 6.750%, 3/15/32	590	601
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(1)	45	47
Petronas Capital Ltd. 144A 5.848%, 4/3/55(1)	346	350
PNC Financial Services Group, Inc. (The) 5.575%, 1/29/36	1,115	1,149
Prudential Financial, Inc.
5.125%, 3/1/52	247	239
6.750%, 3/1/53	185	194
6.500%, 3/15/54	470	483
QXO Building Products, Inc. 144A 6.750%, 4/30/32(1)	20	21
Reinsurance Group of America, Inc. 6.650%, 9/15/55	775	772
Rocket Cos., Inc. 144A 6.375%, 8/1/33(1)	255	261

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Financials—continued
Societe Generale S.A. 144A 6.066%, 1/19/35(1)	$ 995	$ 1,025
South Bow USA Infrastructure Holdings LLC
144A 5.584%, 10/1/34(1)	610	604
144A 6.176%, 10/1/54(1)	435	413
State Street Corp.
6.123%, 11/21/34	1,045	1,116
Series I 6.700%(5)	400	418
Stellantis Finance U.S., Inc. 144A 6.450%, 3/18/35(1)	680	683
Synchrony Financial
4.500%, 7/23/25	180	180
3.700%, 8/4/26	132	131
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	330	320
Toll Brothers Finance Corp. 5.600%, 6/15/35	240	242
Toronto-Dominion Bank (The) 8.125%, 10/31/82	845	882
Truist Financial Corp.
5.122%, 1/26/34	654	654
5.867%, 6/8/34	580	606
U.S. Bancorp
4.967%, 7/22/33	510	504
5.424%, 2/12/36	1,135	1,157
UBS Group AG
144A 9.250%(1)(5)	140	162
144A 4.988%, 8/5/33(1)	820	817
Wells Fargo & Co.
6.850%(5)	305	320
5.389%, 4/24/34	480	491
6.491%, 10/23/34	375	410
		72,507

Health Care—2.0%
Amgen, Inc. 5.650%, 3/2/53	1,063	1,038
Community Health Systems, Inc. 144A 5.250%, 5/15/30(1)	930	825
CVS Health Corp.
5.050%, 3/25/48	355	307
5.625%, 2/21/53	525	486
6.750%, 12/10/54	682	683
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	1,105	1,009
HCA, Inc.
5.500%, 6/1/33	250	256
5.600%, 4/1/34	205	210
5.450%, 9/15/34	345	348
5.250%, 6/15/49	170	151
6.000%, 4/1/54	268	262
IQVIA, Inc.
5.700%, 5/15/28	479	491
6.250%, 2/1/29	730	763
Molina Healthcare, Inc. 144A 6.250%, 1/15/33(1)	235	239
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)(6)	70	—
Royalty Pharma plc
5.400%, 9/2/34	885	897
	Par Value	Value

Health Care—continued
3.350%, 9/2/51	$ 350	$ 227
Smith & Nephew plc 5.400%, 3/20/34	1,120	1,136
Universal Health Services, Inc.
2.650%, 1/15/32	945	802
5.050%, 10/15/34	560	534
Viatris, Inc. 144A 2.300%, 6/22/27(1)	2	1
		10,665

Industrials—2.7%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(1)	663	664
Aviation Capital Group LLC
144A 3.500%, 11/1/27(1)	490	477
144A 6.750%, 10/25/28(1)	70	74
144A 5.125%, 4/10/30(1)	485	490
Boeing Co. (The) 5.930%, 5/1/60	914	869
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(1)	798	719
Builders FirstSource, Inc. 144A 6.375%, 3/1/34(1)	475	484
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)	935	845
Delta Air Lines Pass-Through Trust 2015-1, AA 3.625%, 1/30/29	361	354
DP World Ltd. 144A 6.850%, 7/2/37(1)	175	191
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(1)	215	219
Herc Holdings, Inc. 144A 7.250%, 6/15/33(1)	225	236
Huntington Ingalls Industries, Inc. 5.749%, 1/15/35	1,060	1,093
Icahn Enterprises LP 5.250%, 5/15/27	200	194
Ingersoll Rand, Inc. 5.700%, 8/14/33	1,220	1,278
L3Harris Technologies, Inc. 5.400%, 7/31/33	1,030	1,058
New York State Electric & Gas Corp. 144A 5.850%, 8/15/33(1)	540	566
Quikrete Holdings, Inc. 144A 6.375%, 3/1/32(1)	120	123
Regal Rexnord Corp. 6.400%, 4/15/33	1,280	1,351
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	285	281
Sempra Infrastructure Partners LP 144A 3.250%, 1/15/32(1)	339	289
TransDigm, Inc.
144A 6.875%, 12/15/30(1)	275	285
144A 6.625%, 3/1/32(1)	160	166
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37	366	373
United Airlines Pass-Through-Trust 2024-1, AA 5.450%, 8/15/38	595	600

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Industrials—continued
Veralto Corp. 5.450%, 9/18/33	$ 1,110	$ 1,145
		14,424

Information Technology—1.4%
Booz Allen Hamilton, Inc.
5.950%, 8/4/33	555	570
144A 3.875%, 9/1/28(1)	465	450
144A 4.000%, 7/1/29(1)	275	264
Broadcom, Inc.
5.150%, 11/15/31	535	551
144A 3.137%, 11/15/35(1)	720	607
Cloud Software Group, Inc. 144A 9.000%, 9/30/29(1)	330	342
Gartner, Inc. 144A 3.750%, 10/1/30(1)	1,590	1,488
Insight Enterprises, Inc. 144A 6.625%, 5/15/32(1)	45	46
IQVIA, Inc. 144A 6.250%, 6/1/32(1)	160	164
Leidos, Inc. 2.300%, 2/15/31	475	416
Marvell Technology, Inc. 5.450%, 7/15/35	1,035	1,042
Oracle Corp.
6.250%, 11/9/32	390	422
6.900%, 11/9/52	335	373
5.550%, 2/6/53	380	357
3.850%, 4/1/60	60	41
		7,133

Materials—1.3%
Bayport Polymers LLC 144A 5.140%, 4/14/32(1)	855	829
Berry Global, Inc. 5.650%, 1/15/34	1,350	1,393
Corp. Nacional del Cobre de Chile 144A 5.950%, 1/8/34(1)	776	790
Glencore Funding LLC
144A 2.850%, 4/27/31(1)	225	203
144A 5.634%, 4/4/34(1)	1,085	1,106
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(1)	565	573
Smurfit Kappa Treasury ULC 5.777%, 4/3/54	980	967
Sonoco Products Co. 5.000%, 9/1/34	995	968
Windsor Holdings III LLC 144A 8.500%, 6/15/30(1)	180	193
		7,022

Real Estate—0.4%
NNN REIT, Inc. 5.500%, 6/15/34	975	999
Safehold GL Holdings LLC 5.650%, 1/15/35	1,295	1,294
		2,293

	Par Value	Value

Utilities—2.4%
AES Corp. (The) 7.600%, 1/15/55	$ 335	$ 345
Black Hills Corp. 6.150%, 5/15/34	925	971
Brooklyn Union Gas Co. (The) 144A 4.866%, 8/5/32(1)	355	343
CMS Energy Corp. 4.750%, 6/1/50	1,190	1,156
Dominion Energy, Inc.
6.625%, 5/15/55	505	512
Series B 7.000%, 6/1/54	380	408
Electricite de France S.A.
144A 6.250%, 5/23/33(1)	200	214
144A 6.900%, 5/23/53(1)	755	806
Enel Finance International N.V.
144A 7.500%, 10/14/32(1)	400	456
144A 5.500%, 6/26/34(1)	535	545
Entergy Corp. 7.125%, 12/1/54	715	740
Entergy Texas, Inc. 5.800%, 9/1/53	455	448
Ferrellgas LP 144A 5.875%, 4/1/29(1)	595	550
KeySpan Gas East Corp. 144A 5.994%, 3/6/33(1)	695	722
Lightning Power LLC 144A 7.250%, 8/15/32(1)	30	32
NGL Energy Operating LLC
144A 8.125%, 2/15/29(1)	80	81
144A 8.375%, 2/15/32(1)	125	125
NRG Energy, Inc. 144A 7.000%, 3/15/33(1)	645	708
PacifiCorp 5.800%, 1/15/55	500	478
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 144A 5.450%, 5/21/28(1)	146	149
Puget Energy, Inc.
2.379%, 6/15/28	204	193
4.224%, 3/15/32	973	916
Southern California Edison Co. 6.000%, 1/15/34	640	656
Vistra Corp. 144A 8.000% (1)(5)	163	167
Vistra Operations Co. LLC 144A 5.700%, 12/30/34(1)	880	896
		12,617

Total Corporate Bonds and Notes (Identified Cost $163,709)		166,022

Leveraged Loans—4.2%
Aerospace—0.3%
American Airlines, Inc. (3 month Term SOFR + 2.250%) 6.522%, 4/20/28(4)	335	332
Dynasty Acquisition Co., Inc.
Tranche B-1 (1 month Term SOFR + 2.000%) 6.327%, 10/31/31(4)	517	517

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Aerospace—continued
Tranche B-2 (1 month Term SOFR + 2.000%) 6.327%, 10/31/31(4)	$ 196	$ 197
TransDigm, Inc. Tranche J (3 month Term SOFR + 2.500%) 6.796%, 2/28/31(4)	314	315
		1,361

Chemicals—0.0%
Ineos Finance plc 2030 (1 month Term SOFR + 3.250%) 7.577%, 2/18/30(4)	194	186
Consumer Durables—0.0%
Skechers U.S.A., Inc. 2025, Tranche B, First Lien 0.000%, 6/25/32(4)	140	141
Consumer Non-Durables—0.0%
Energizer Holdings, Inc. 2025, Tranche B (1 month Term SOFR + 2.000%) 6.321%, 3/13/32(4)	205	205
Energy—0.5%
Epic Crude Services LP Tranche B (3 month Term SOFR + 3.000%) 7.256%, 10/15/31(4)	389	390
Freeport LNG Investments LLP 2025, Tranche B (1 month Term SOFR + 3.250%) 7.522%, 12/21/28(4)	294	294
GIP Pilot Acquisition Partners LP (3 month Term SOFR + 2.000%) 6.277%, 10/4/30(4)	495	495
Hilcorp Energy I LP Tranche B (1 month Term SOFR + 2.000%) 6.314%, 2/5/30(4)	155	154
Hunterstown Generation LLC (3 month Term SOFR + 3.500% - 3 month PRIME + 2.500%) 10.000%, 11/6/31(4)	551	550
Oryx Midstream Services Permian Basin LLC Tranche B (1 month Term SOFR + 2.250%) 6.572%, 10/5/28(4)	457	457
Whitewater DBR Holdco LLC Tranche C (3 month Term SOFR + 2.250%) 6.562%, 3/3/31(4)	124	124
		2,464

Financials—0.3%
Citadel Securities LP 2024 (1 month Term SOFR + 2.000%) 6.327%, 10/31/31(4)	490	492
HUB International Ltd. 2025 (3 month Term SOFR + 2.497%) 6.769%, 6/20/30(4)	382	383
Truist Insurance Holdings LLC 2024, Tranche B (3 month Term SOFR + 2.750%) 7.046%, 5/6/31(4)	535	535
		1,410

	Par Value	Value

Food / Tobacco—0.3%
Del Monte Foods, Inc.
(3 month Term SOFR + 4.900%) 9.210%, 8/2/28(4)	$ 145	$ 23
(3 month Term SOFR + 8.150%) 12.474%, 8/2/28(4)	74	66
(3-6 month Term SOFR + 4.400%) 8.710% - 8.723%, 8/2/28(4)	63	35
Froneri International Ltd. Tranche B-4 (6 month Term SOFR + 2.000%) 6.237%, 9/17/31(4)	464	458
JBT Marel Corp. (1 month Term SOFR + 2.100%) 6.427%, 1/2/32(4)	309	310
Red SPV LLC (1 month Term SOFR + 2.250%) 6.562%, 3/15/32(4)	465	464
Sazerac Co., Inc. Tranche B 0.000%, 6/26/32(4)	255	255
		1,611

Forest Prod / Containers—0.1%
TricorBraun, Inc. (1 month Term SOFR + 3.364%) 7.691%, 3/3/28(4)	325	324
Gaming / Leisure—0.2%
Caesars Entertainment, Inc. Tranche B (1 month Term SOFR + 2.250%) 6.577%, 2/6/30(4)	41	41
Flutter Entertainment plc
2024, Tranche B (3 month Term SOFR + 1.750%) 6.046%, 11/30/30(4)	271	270
Tranche B (3 month Term SOFR + 2.000%) 6.296%, 6/4/32(4)	285	285
Life Time, Inc. 2024 (3 month Term SOFR + 2.500%) 6.535%, 11/5/31(4)	353	353
UFC Holdings LLC Tranche B-4 (3 month Term SOFR + 2.250%) 6.571%, 11/21/31(4)	332	333
		1,282

Health Care—0.3%
CHG Healthcare Services, Inc. (3 month Term SOFR + 3.000%) 7.333%, 9/29/28(4)	230	230
Medline Borrower LP (1 month Term SOFR + 2.250%) 6.577%, 10/23/28(4)	467	467
Phoenix Guarantor, Inc. Tranche B-5 (1 month Term SOFR + 2.500%) 6.827%, 2/21/31(4)	335	336
Select Medical Corp. Tranche B-2 (1 month Term SOFR + 2.000%) 6.327%, 12/3/31(4)	378	379
		1,412

Housing—0.1%
Frontdoor, Inc. 2024, Tranche B (1 month Term SOFR + 2.250%) 6.577%, 12/17/31(4)	243	245
Quikrete Holdings, Inc. Tranche B-1 (1 month Term SOFR + 2.250%) 6.577%, 4/14/31(4)	341	340

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Housing—continued
QXO Building Products, Inc. Tranche B (3 month Term SOFR + 3.000%) 7.296%, 4/30/32(4)	$ 34	$ 34
		619

Information Technology—0.2%
Boost Newco Borrower LLC Tranche B-2 (3 month Term SOFR + 2.000%) 6.296%, 1/31/31(4)	489	490
Iron Mountain Information Management LLC Tranche B (1 month Term SOFR + 2.000%) 6.327%, 1/31/31(4)	438	437
UKG, Inc. Tranche B (1 month Term SOFR + 3.000%) 7.311%, 2/10/31(4)	369	370
		1,297

Manufacturing—0.3%
Construction Partners, Inc. (1 month Term SOFR + 2.500%) 6.827%, 11/3/31(4)	483	484
Gates Corp. Tranche B-5 (1 month Term SOFR + 1.750%) 6.077%, 6/4/31(4)	466	466
MV Holding GmbH Tranche B (1 month Term SOFR + 2.250%) 6.577%, 3/17/32(4)	380	381
Terex Corp. (1 month Term SOFR + 2.000%) 6.327%, 10/8/31(4)	379	381
		1,712

Media / Telecom - Broadcasting—0.2%
EOC Borrower LLC Tranche B (1 month Term SOFR + 3.000%) 7.327%, 3/24/32(4)	195	195
Nexstar Media, Inc. Tranche B 0.000%, 6/24/32(4)	475	474
Univision Communications, Inc. 2024, First Lien (1 month Term SOFR + 3.614%) 7.941%, 1/31/29(4)	514	503
		1,172

Media / Telecom - Cable/Wireless Video—0.4%
Charter Communications Operating LLC Tranche B-5 (3 month Term SOFR + 2.250%) 6.548%, 12/15/31(4)	467	468
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 7.577%, 9/18/30(4)	469	467
DIRECTV Financing LLC 2024, Tranche B (3 month Term SOFR + 5.512%) 9.791%, 8/2/29(4)	271	268
Virgin Media Bristol LLC Tranche N (1 month Term SOFR + 2.614%) 6.926%, 1/31/28(4)	660	651
		1,854

	Par Value	Value

Media / Telecom - Diversified Media—0.1%
Formula One Management Ltd.
0.000%, 9/30/31(4)	$ 135	$ 135
Tranche B-1 (3 month Term SOFR + 2.000%) 6.296%, 9/19/31(4)	270	270
Neptune Bidco U.S., Inc. Tranche B (3 month Term SOFR + 5.100%) 9.330%, 4/11/29(4)	—(3)	1
		406

Retail—0.1%
Harbor Freight Tools USA, Inc. (1 month Term SOFR + 2.250%) 6.577%, 6/11/31(4)	163	159
PetsMart LLC (1 month Term SOFR + 3.850%) 8.177%, 2/11/28(4)	159	157
		316

Service—0.3%
Amentum Holdings LLC (1 month Term SOFR + 2.250%) 6.577%, 9/29/31(4)	472	471
NAB Holdings LLC 2025 (3 month Term SOFR + 2.500%) 6.796%, 11/24/28(4)	451	445
Prime Security Services Borrower LLC Tranche B-1 (1 month Term SOFR + 2.000%) 6.320%, 10/13/30(4)	377	377
TransUnion Intermediate Holdings, Inc. Tranche B-9 (1 month Term SOFR + 1.750%) 6.077%, 6/24/31(4)	403	403
		1,696

Transportation - Automotive—0.2%
Belron Finance U.S. LLC 2031 (3 month Term SOFR + 2.750%) 7.049%, 10/16/31(4)	456	458
Clarios Global LP (1 month Term SOFR + 2.750%) 7.077%, 1/28/32(4)	405	405
		863

Utilities—0.3%
Astoria Energy LLC Tranche B 0.000%, 6/16/32(4)	300	300
Calpine Corp. Tranche B-10 (1 month Term SOFR + 1.750%) 6.077%, 1/31/31(4)	640	639
Cornerstone Generation LLC Tranche B 0.000%, 10/28/31(4)	165	166
WEC U.S. Holdings Ltd. (1 month Term SOFR + 2.250%) 6.574%, 1/27/31(4)	529	529
		1,634

Total Leveraged Loans (Identified Cost $22,072)		21,965

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Shares	Value
Affiliated Exchange-Traded Fund—0.4%
Financials—0.4%
Virtus Newfleet ABS/MBS ETF(7)(8)	93,000	$ 2,283
Total Affiliated Exchange-Traded Fund (Identified Cost $2,262)		2,283

Total Long-Term Investments—97.1% (Identified Cost $514,544)		510,057

Short-Term Investment—0.9%
Money Market Mutual Fund—0.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.209%)(8)	4,646,281	4,646
Total Short-Term Investment (Identified Cost $4,646)		4,646

Securities Lending Collateral—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.209%)(8)(9)	415,034	415
Total Securities Lending Collateral (Identified Cost $415)		415

TOTAL INVESTMENTS—98.1% (Identified Cost $519,605)		$515,118
Other assets and liabilities, net—1.9%		10,170
NET ASSETS—100.0%		$525,288

Abbreviations:
ABS	Asset-Backed Securities
BDC	Business Development Companies
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
JSC	Joint Stock Company
LLC	Limited Liability Company
LLP	Limited Liability Partnership
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
plc	Public Limited Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
ULC	Unlimited Liability Company

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, these securities amounted to a value of $209,397 or 39.9% of net assets.
(2)	All or a portion of security is on loan.
(3)	Amount is less than $500 (not in thousands).
(4)	Variable rate security. Rate disclosed is as of June 30, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	No contractual maturity date.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	Affiliated investment.
(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(9)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	91%
United Kingdom	2
Ireland	1
France	1
Canada	1
Germany	1
Mexico	1
Other	2
Total	100%
† % of total investments as of June 30, 2025.
See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$94,335	$—	$94,335	$—
Foreign Government Securities	13,214	—	13,214	—
Mortgage-Backed Securities	155,949	—	155,949	—
Asset-Backed Securities	56,289	—	56,289	—
Corporate Bonds and Notes	166,022	—	166,022	—(1)
Leveraged Loans	21,965	—	21,965	—
Affiliated Exchange-Traded Fund	2,283	2,283	—	—
Money Market Mutual Fund	4,646	4,646	—	—
Securities Lending Collateral	415	415	—	—
Total Investments	$515,118	$7,344	$507,774	$—

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at June 30, 2025.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended June 30, 2025.
See Notes to Schedule of Investments

VIRTUS NEWFLEET CORE PLUS BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.